Nationwide S&P 500 Index Fund Summary Prospectus March 1, 2011

Class/Ticker A GRMAX B GRMBX C GRMCX R2 GRMRX Institutional Class GRMIX Service Class GRMSX Institutional Service Class GRISX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2011, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 29 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 78 of the Statement of Additional Information.

	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Service Class Shares	Institutional Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 7 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.15%	None	None
Other Expenses[1]	0.24%	0.08%	0.08%	0.33%	0.33%	0.33%	0.08%
Total Annual Fund Operating Expenses	0.62%	1.21%	1.21%	0.96%	0.61%	0.46%	0.21%

1	“Other Expenses” have been restated to reflect a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.

SP-SPX (3/11)

Summary Prospectus March 1, 2011	1	Nationwide S&P 500 Index Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$635	$762	$901	$1,305
Class B shares	623	684	865	1,225
Class C shares	223	384	665	1,466
Class R2 shares	98	306	531	1,178
Service Class shares	62	195	340	762
Institutional Service Class shares	47	148	258	579
Institutional Class shares	22	68	118	268

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$123	$384	$665	$1,225
Class C shares	123	384	665	1,466

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.48% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive” management, or indexing, approach, designed to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. The S&P 500 Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 Index.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares

(Years Ended December 31,)

Best Quarter:    15.80% – 2nd qtr. of 2009

Worst Quarter:    -22.11% – 4th qtr. of 2008

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After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class C and Class R2 shares are October 22, 2003 and January 30, 2007, respectively. Pre-inception historical performance for Class C shares is based on the Fund’s Class B shares. Pre-inception historical performance for Class R2 shares is based on the Fund’s Local Fund shares, which are no longer offered by the Fund. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns

For the Periods Ended December 31, 2010:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	7.82%	0.60%	0.31%
Class A shares – After Taxes on Distributions	7.61%	0.28%	0.00%
Class A shares – After Taxes on Distributions and Sale of Shares	5.35%	0.48%	0.19%
Class B shares – Before Taxes	8.76%	0.69%	0.19%
Class C shares – Before Taxes	12.73%	1.08%	0.20%
Class R2 shares – Before Taxes	14.08%	1.56%	0.78%
Service Class shares – Before Taxes	14.39%	1.68%	0.80%
Institutional Service Class shares – Before Taxes	14.61%	1.84%	0.96%
Institutional Class shares – Before Taxes	14.87%	2.08%	1.21%
S&P 500 Index (The Index does not pay sales charges, fees or expenses.)	15.06%	2.29%	1.41%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Christopher Bliss	Senior Portfolio Manager, BlackRock	Since 2004
Creighton Jue	Senior Portfolio Manager, BlackRock	Since 2000
Jennifer Hsui	Senior Portfolio Manager, BlackRock	Since 2006
Edward Corallo	Managing Director and Senior Portfolio Manager, BlackRock	Since 1997

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, B*, C: $2,000
Class R2: no minimum
Institutional Service Class: $50,000
Institutional Class: $1,000,000
Service Class: $25,000
Automatic Asset Accumulation Plan (Classes A, B*, C): $1,000
Minimum Additional Investment
Classes A, B*, C: $100
Class R2, Institutional Service Class, Institutional Class, Service Class: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C): $50
* Class B Shares are closed to new investors.

To Place Orders
Mail: Nationwide Funds P.O. Box 5354 Cincinnati, OH 45201-5354 Fax: 800-421-2182	Overnight: Nationwide Funds 303 Broadway, Suite 900 Cincinnati, OH 45202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 8 a.m. – 7 p.m. Eastern time, Monday through Friday.

In general, you can buy or sell (redeem) shares of the Funds by mail or phone on any business day. You can generally pay for shares by check or wire.

Tax Information

The Fund’s distributions are taxable, and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other

Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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